Condensed Parent Company Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Investment Securities (available for sale, at fair value)	$ 464,083		$ 499,808	$ 484,211
Other assets	6,673		8,089	11,673
Total Assets	1,512,713		1,518,876	1,436,441
Liabilities and Shareholders' Equity [Abstract]
Short-term debt	13,800		1,800	5,788	$ 14,746
Long-term debt	1,155		1,455	500
Other liabilities	2,711		2,202	1,285
Total Liabilities	1,366,961		1,379,293	1,313,036
Shareholders' Equity	145,752	$ 135,226	139,583	123,405	134,181	$ 126,602
Total Liabilities and Shareholders' Equity	1,512,713		1,518,876	1,436,441
Operating Expenses [Abstract]
Interest expense	4,432	4,682	9,202	11,134	13,120
Salaries & Benefits	7,905	7,784	15,840	14,368	13,668
Income Before Income Taxes	10,919	8,241	16,716	13,723	17,920
Income tax benefit	(3,663)	(2,786)	(5,492)	(4,577)	(5,861)
Net Income	7,256	5,455	11,224	9,146	12,059
Less preferred stock dividends	(197)	(197)	(394)	(713)	(1,972)
Income Available to Common Shareholders	7,059	5,258	10,830	8,433	10,087
Cash flows from operating activities [Abstract]
Net income	7,256	5,455	11,224	9,146	12,059
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Loss on sale of securities	(939)	(209)	(295)	(1,571)	(4,868)
Net Cash Provided by Operating Activities	8,585	9,570	16,790	17,166	16,899
Cash flows from investing activities [Abstract]
Proceeds from maturities, calls and sales of AFS securities	371,267	438,922	535,167	626,433	782,706
Funds Invested in AFS securities	(384,235)	(471,466)	(538,209)	(533,320)	(884,258)
Net cash (used in) provided by investing activities	(20,830)	(68,584)	(94,985)	(78,104)	(82,780)
Cash flows from financing activities [Abstract]
Proceeds from long-term debt	0	1,555	1,555	0	0
Repayment of long-term debt	(300)	(300)	(600)	(600)	(2,100)
Repurchase of common stock			0	0	(54)
Dividends paid	(2,210)	(2,210)	(4,421)	(4,740)	(6,007)
Net cash provided by (used in) financing activities	(15,051)	20,039	61,286	36,189	39,672
Cash and cash equivalents at the beginning of the period	44,575	61,484	61,484	86,233	112,442
Cash and cash equivalents at the end of the period	17,279	22,509	44,575	61,484	86,233
First Guaranty Bancshares, Inc. [Member]
Assets [Abstract]
Cash			723	433
Investment in bank subsidiary			138,176	123,681
Investment Securities (available for sale, at fair value)			70	64
Other assets			5,129	1,748
Total Assets			144,098	125,926
Liabilities and Shareholders' Equity [Abstract]
Short-term debt			1,800	1,800
Long-term debt			2,439	500
Other liabilities			276	221
Total Liabilities			4,515	2,521
Shareholders' Equity			139,583	123,405
Total Liabilities and Shareholders' Equity			144,098	125,926
Operating Income [Abstract]
Dividends received from bank subsidiary			6,448	4,669	6,400
Other Income			162	90	1
Total Operating Income			6,610	4,759	6,401
Operating Expenses [Abstract]
Interest expense			130	115	91
Salaries & Benefits			140	88	101
Other Expenses			464	449	667
Total Operating Expenses			734	652	859
Income Before Income Taxes			5,876	4,107	5,542
Income tax benefit			229	212	373
Income before increase in equity in undistributed earnings of subsidiary			6,105	4,319	5,915
Increase in equity in undistributed earnings of subsidiary			5,119	4,827	6,144
Net Income			11,224	9,146	12,059
Less preferred stock dividends			(394)	(713)	(1,972)
Income Available to Common Shareholders			10,830	8,433	10,087
Cash flows from operating activities [Abstract]
Net income			11,224	9,146	12,059
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
(Increase) in equity in undistributed earnings of subsidiary			(5,119)	(4,827)	(6,144)
Loss on sale of securities			0	0	2
Net change in other liabilities			55	2	32
Net change in other assets			(3,383)	161	(122)
Net Cash Provided by Operating Activities			2,777	4,482	5,827
Cash flows from investing activities [Abstract]
Proceeds from maturities, calls and sales of AFS securities			0	0	248
Funds Invested in AFS securities			(5)	0	(41)
Net cash (used in) provided by investing activities			(5)	0	207
Cash flows from financing activities [Abstract]
Proceeds from short-term debt			0	0	1,800
Proceeds from long-term debt			2,555	0	0
Repayment of long-term debt			(616)	(600)	(2,100)
Repurchase of common stock			0	0	(54)
Dividends paid			(4,421)	(4,740)	(6,007)
Net cash provided by (used in) financing activities			(2,482)	(5,340)	(6,361)
Net increase (decrease) in cash and cash equivalents			290	(858)	(327)
Cash and cash equivalents at the beginning of the period	$ 723	$ 433	433	1,291	1,618
Cash and cash equivalents at the end of the period			$ 723	$ 433	$ 1,291